Fees Summary	Nov. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 444,791,250.00
Previously Paid Amount	0.00
Total Fee Amount	61,425.67
Total Offset Amount	0.00
Net Fee	61,425.67
Narrative - Max Aggregate Offering Price	$ 444,791,250.00
Final Prospectus	true